Note 4 - Labor costs (included in Cost of sales and in Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Note 4. Labor costs (included in Cost of sales and in Selling, general and administrative expenses)
Wages, salaries and social security costs	$ 1,960,240	$ 2,033,067	$ 1,943,825
Severance indemnities	42,359	35,608	26,470
Post-employment benefits - defined contribution plans	18,220	16,014	15,055
Post-employment benefits - defined benefit plans	8,078	24,259	19,452
Employee retention and long-term incentive program	52,570	51,825	51,564
Total employee benefits expense	$ 2,081,467	$ 2,160,773	$ 2,056,366